Leases - Summary Of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Lease Cost [Line Items]
Depreciation of right of use assets (see Note 13)	$ (8,913)	$ (9,869)	$ (8,699)
Interest expense on lease liabilities	(3,840)	(6,022)	(6,423)
Foreign currency difference on lease liability	(1,932)	11,682	3,744
Loss from extinguishment of lease agreement (see Note 12)	(28)	(3,859)	0
Total amount recognized in profit and loss	(14,713)	(8,068)	(11,378)
Right-of-use assets	119,802	47,501	126,801
Facilities
Disclosure Of Detailed Information About Lease Cost [Line Items]
Depreciation of right of use assets (see Note 13)	(7,631)	(9,423)	(8,228)
Right-of-use assets	110,692	41,702
Fleet
Disclosure Of Detailed Information About Lease Cost [Line Items]
Depreciation of right of use assets (see Note 13)	(180)	(119)	(38)
Right-of-use assets	389	339
Equipment
Disclosure Of Detailed Information About Lease Cost [Line Items]
Depreciation of right of use assets (see Note 13)	(1,102)	(327)	$ (433)
Right-of-use assets	$ 8,721	$ 5,460